SunAmerica Senior Floating Rate Fund, Inc.

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

VIA EDGAR

May 2, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Senior Floating Rate Fund, Inc.

Securities Act File No. 333-32798

Investment Company Act File No. 811-8727

Ladies and Gentlemen:

On behalf of SunAmerica Senior Floating Rate Fund, Inc. (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act.

The Registrant hereby certifies that:

1. the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

2. the Amendment, which is designated as Post-Effective Amendment No. 22 under the 1933 Act and as Amendment No. 23 under the Investment Company Act of 1940, as amended, was filed electronically on April 28, 2017.

Sincerely,

/s/ Kathleen D. Fuentes
Kathleen D. Fuentes
Chief Legal Officer and Assistant Secretary